Investment in Associated Companies (Condensed Information Regarding Statement of Financial Position) (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2016	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017
Disclosure of associates [line items]
Current assets				$ 581,593	$ 919,788
Non-current assets				3,487,080	1,562,545
Current liabilities				(447,285)	(227,937)
Non-current liabilities				(1,341,102)	(978,388)
Non-controlling interests				$ (486,598)	(209,185)
Write back of assets and investment Excess cost					$ 43,505
Qoros [Member]
Disclosure of associates [line items]
Proportion of ownership interest	12.00%
ZIM [Member]
Disclosure of associates [line items]
Principal place of business				International	International
Proportion of ownership interest			28.00%	26.00%	32.00%
Current assets				$ 5,084,865	$ 1,201,628
Non-current assets				4,756,973	1,622,613
Current liabilities				(2,756,595)	(1,151,510)
Non-current liabilities				(2,485,714)	(1,398,276)
Total net assets/(liabilities) attributable to the Group				4,599,529	274,455
Share of Group in net assets/(liabilities)				1,182,810	85,525
Write back of assets and investment Excess cost		$ (72,000)		0	43,505	$ (28,000)
Excess cost				171,402	168,118
Book value of investment				1,354,212	297,148
Investments in associates				$ 1,354,212	$ 297,148
Fairview [Member]
Disclosure of associates [line items]
Principal place of business				US
Proportion of ownership interest				25.00%
Current assets				$ 107,380
Non-current assets				986,321
Current liabilities				(136,136)
Non-current liabilities				(591,169)
Total net assets/(liabilities) attributable to the Group				366,396
Share of Group in net assets/(liabilities)				91,599
Write back of assets and investment Excess cost				0
Excess cost				81,678
Book value of investment				173,277
Investments in associates				$ 173,277
Maryland [Member]
Disclosure of associates [line items]
Principal place of business				US
Proportion of ownership interest				25.00%
Current assets				$ 26,649
Non-current assets				669,668
Current liabilities				(37,067)
Non-current liabilities				(356,838)
Total net assets/(liabilities) attributable to the Group				302,412
Share of Group in net assets/(liabilities)				75,603
Write back of assets and investment Excess cost				0
Excess cost				(14,854)
Book value of investment				60,749
Investments in associates				$ 60,749
Shore [Member]
Disclosure of associates [line items]
Principal place of business				US
Proportion of ownership interest				37.50%
Current assets				$ 45,538
Non-current assets				1,039,153
Current liabilities				(7,904)
Non-current liabilities				(727,037)
Total net assets/(liabilities) attributable to the Group				349,750
Share of Group in net assets/(liabilities)				131,261
Write back of assets and investment Excess cost				0
Excess cost				(56,330)
Book value of investment				74,931
Investments in associates				$ 74,931
Towantic [Member]
Disclosure of associates [line items]
Principal place of business				US
Proportion of ownership interest				26.00%
Current assets				$ 38,558
Non-current assets				952,997
Current liabilities				(124,247)
Non-current liabilities				(538,750)
Total net assets/(liabilities) attributable to the Group				328,558
Share of Group in net assets/(liabilities)				85,425
Write back of assets and investment Excess cost				0
Excess cost				26,799
Book value of investment				112,224
Investments in associates				$ 112,224
Valley [Member]
Disclosure of associates [line items]
Principal place of business				US
Proportion of ownership interest				50.00%
Current assets				$ 35,783
Non-current assets				705,501
Current liabilities				(85,176)
Non-current liabilities				(537,310)
Total net assets/(liabilities) attributable to the Group				118,798
Share of Group in net assets/(liabilities)				59,399
Write back of assets and investment Excess cost				0
Excess cost				(1,223)
Book value of investment				58,176
Investments in associates				$ 58,176
Three Rivers [Member]
Disclosure of associates [line items]
Principal place of business				US
Proportion of ownership interest				10.00%
Current assets				$ 2,997
Non-current assets				949,385
Current liabilities				(20,921)
Non-current liabilities				(708,402)
Total net assets/(liabilities) attributable to the Group				223,059
Share of Group in net assets/(liabilities)				56,021
Write back of assets and investment Excess cost				0
Excess cost				8,379
Book value of investment				64,400
Investments in associates				$ 64,400